CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Non trade receivables current	$ 16,843		$ 18,060	$ 5,420
Credit losses on receivables		$ 9,587	9,587
Trade Accounts Receivable [Member]
Concentration Risk [Line Items]
Trade receivables	$ 45,420		26,873
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Trade receivables			$ 26,873	$ 73,021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			100.00%	99.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	62.00%